INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14.  INTANGIBLE ASSETS

The details of intangible assets are as follows:

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2016	449	7,222	75	607	8,353
Additions	—	1,289	3	21	1,313
Acquisition	232	4	—	—	236
Deductions	(3)	(122)	—	(11)	(136)
Reclassifications/translations	2	(6)	6	18	20
Balance, December 31, 2017	680	8,387	84	635	9,786
Accumulated amortization and impairment losses:
Balance, December 31, 2016	(21)	(4,776)	(56)	(411)	(5,264)
Amortization	—	(1,037)	(9)	(48)	(1,094)
Deductions	—	95	—	11	106
Reclassifications/translations	—	4	(6)	(2)	(4)
Balance, December 31, 2017	(21)	(5,714)	(71)	(450)	(6,256)
Net	659	2,673	13	185	3,530

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2017	680	8,387	84	635	9,786
Additions	—	2,328	14	19	2,361
Acquisition	422	1	2	—	425
Deductions	—	(51)	(11)	—	(62)
Reclassifications/translations	(36)	15	5	33	17
Balance, December 31, 2018	1,066	10,680	94	687	12,527
Accumulated amortization and impairment losses:
Balance, December 31, 2017	(21)	(5,714)	(71)	(450)	(6,256)
Amortization	—	(1,226)	(9)	(49)	(1,284)
Deductions	—	51	4	—	55
Reclassifications/translations	—	(7)	(5)	2	(10)
Balance, December 31, 2018	(21)	(6,896)	(81)	(497)	(7,495)
Net	1,045	3,784	13	190	5,032

(i)   Goodwill resulted from the acquisition of Sigma (2008), Ad Medika (2010), PT Bina Data Mandiri (2012), Contact Centres Australia Pty. Ltd. (2014), PT Media Nusantara Data Global (2015), Melon (2016), PT Griya Silkindo Drajatmoerni (2016), TSGN (2017), Nutech (2017), Swadharma (2018), CIP (2018) and Telin Malaysia (2018) (Note 1d).

(ii)  The amortization is presented as part of “Depreciation and Amortization” in the consolidated statements of profit or loss and other comprehensive income. The remaining amortization periods of software range from  1 to 5 years.

(iii) As of December 31, 2018, the cost of fully amortized intangible assets that are still used in operations amounted to Rp4,463 billion.